Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Prairie Creek Plant & Mill	Mining Equipment	Office Equipment	Buildings and Leasehold Improvements	Total
Cost
December 31, 2016	$500	$1,742	$187	$120	$2,549
Additions during the year	-	-	-	-	-
December 31, 2017	500	1,742	187	120	2,549
Additions during the year	-	-	-	-	-
December 31, 2018	$500	$1,742	$187	$120	$2,549

Accumulated Depreciation
December 31, 2016	$-	$1,608	$164	$67	$1,839
Depreciation for the year	-	43	11	2	56
December 31, 2017	-	1,651	175	69	1,895
Depreciation for the year	-	27	5	2	34
December 31, 2018	$-	$1,678	$180	$71	$1,929

Net Book Value
December 31, 2016	$500	$134	$23	$53	$710
December 31, 2017	500	91	12	51	654
December 31, 2018	500	64	7	49	620